Non-Current Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Other non-current liabilities	$ 15,971	$ 11,459
Defined benefit pension obligations, net (note 9)	10,395	6,053
Non-current other liabilities	$ 26,366	$ 17,512